WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value
54.66%	COMMON STOCKS
11.60%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	7,630	$1,211,644
	Meta Platforms, Inc.	3,197	1,755,153
	Netflix, Inc.(A)	1,932	2,186,483
			5,153,280

8.15%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	9,401	1,733,732
	Aptiv plc ADR(A)	10,967	625,777
	Royal Caribbean Cruises ADR	5,868	1,261,092
			3,620,601

1.13%	CONSUMER STAPLES
	Tyson Foods, Inc. Class A	8,230	504,005

3.01%	ENERGY
	Cheniere Energy, Inc.	5,793	1,338,820

10.72%	FINANCIALS
	Ameriprise Financial, Inc.	1,305	614,681
	Bank of America Corp.	20,954	835,646
	Bank Of New York Mellon	11,995	964,518
	Capital One Financial	4,124	743,392
	The Progressive Corp	3,114	877,338
	Synchrony Financial	14,031	728,910
			4,764,485

8.78%	HEALTH CARE
	BioMarin Pharmaceutical, Inc.(A)	9,998	636,773
	Bristol-Myers Squibb Co.	12,506	627,801
	Eli Lilly & Co.	871	782,985
	ResMed, Inc.	3,000	709,770
	Tenet Healthcare Corp.(A)	5,021	717,752
	Universal Health Services, Inc.	2,411	426,916
			3,901,997

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value
4.57%	INDUSTRIALS
	EMCOR Group, Inc.	1,747	$700,023
	Leidos Holdings, Inc.	4,370	643,177
	RTX Corp.	5,466	689,427
			2,032,627

6.70%	INFORMATION TECHNOLOGY
	Apple, Inc.	1,993	423,512
	Microsoft Corp.	2,382	941,509
	Nvidia Corp.	6,162	671,165
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,634	939,131
			2,975,317

54.66%	TOTAL COMMON STOCKS		24,291,132

43.88%	EXCHANGE TRADED FUNDS
1.45%	CRYPTOCURRENCY
	iShares Bitcoin Trust(A)	12,103	647,632

18.36%	LARGE CAP
	Invesco QQQ Trust Series	3,313	1,575,232
	Invesco S&P 500® Equal Weight ETF	19,621	3,318,696
	iShares Russell 1000 ETF	10,717	3,265,148
			8,159,076

5.11%	METALS
	iShares Silver Trust(A)	17,157	507,847
	SPDR Gold Shares(A)	5,806	1,763,689
			2,271,536

2.09%	SECTOR
	Vanguard Information Technology ETF	1,687	926,922

WEALTHTRUST DBS LONG TERM GROWTH ETF

Schedule of Investments

April 30, 2025 (unaudited)

		Shares	Value
16.87%	SHORT-TERM DEBT
	SPDR Bloomberg 3-12 Month	75,347	$7,496,273

43.88%	TOTAL EXCHANGE TRADED FUNDS		19,501,439

98.54%	TOTAL INVESTMENTS		43,792,571

1.46%	Other assets, net of liabilities		647,944
100.00%	NET ASSETS		$44,440,515

(A) Non-income producing

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

See Notes to Schedule of Investments.

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2025:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$24,291,132	$—	$—	$24,291,132
EXCHANGE TRADED FUNDS	19,501,439	—	—	19,501,439
TOTAL INVESTMENTS	$43,792,571	$—	$—	$43,792,571

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $39,680,038, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,891,099
Gross unrealized depreciation	(778,566)
Net unrealized appreciation	$4,112,533